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STEPHANIE CAPISTRON stephanie.capistron@dechert.com
+1 617 728 7127 Direct
+1 617 275 8364 Fax

December 6, 2021

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Harbor ETF Trust (the “Registrant”)

File Nos. 333-255884; 811-23661

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is Post-Effective Amendment No. 4 to the Registrant’s registration statement under the Securities Act of 1933, as amended, and Amendment No. 6 to the Registrant’s registration statement under the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of registering shares of Harbor Corporate Culture Leaders ETF as a new series of the Registrant.

No fee is required in connection with this filing. Please contact me at (617) 728-7127 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron